First Trust Short Duration High Income Fund Average Annual Total Returns			12 Months Ended	60 Months Ended	120 Months Ended	158 Months Ended
		Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
FDHAX Blended Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		7.20%	5.49%	6.16%	5.22%
Performance Inception Date	[1],[2]	Nov. 01, 2012
ICE BofA US High Yield Constrained Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		8.50%	4.50%	6.44%	5.42%
Performance Inception Date	[1]	Nov. 01, 2012
Morningstar® LSTA® US Leveraged Loan Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		5.90%	6.42%	5.83%	4.96%
Performance Inception Date	[1]	Nov. 01, 2012
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		7.30%	(0.36%)	2.01%	1.86%
Performance Inception Date	[1]	Nov. 01, 2012
C | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent			5.22%	3.57%	3.85%	3.41%
Performance Inception Date		Nov. 01, 2012
I | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent			7.28%	4.60%	4.89%	4.44%
Performance Inception Date		Nov. 01, 2012
A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			0.74%	1.20%	2.10%	1.84%
Performance Inception Date		Nov. 01, 2012
A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			1.89%	1.68%	2.29%	2.04%
Performance Inception Date		Nov. 01, 2012
A | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent			3.29%	3.60%	4.25%	3.90%
Performance Inception Date		Nov. 01, 2012

[1]	Since inception return is based on the Class I Shares inception date.
[2]	The Blended Index return is a 50/50 split between the ICE BofA US High Yield Constrained Index and the Morningstar® LSTA® US Leveraged Loan Index returns.